Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Federal NOL	Dec. 31, 2011 Federal NOL	Dec. 31, 2010 Federal NOL	Sep. 30, 2012 State NOL	Dec. 31, 2011 State NOL	Dec. 31, 2010 State NOL
Income Taxes [Line Items]
Operating loss (NOL) carry-forwards		$ 134,609,000	$ 120,353,000	$ 97,813,000	$ 118,071,000	$ 103,815,000	$ 80,995,000
Net operating loss carryforwards change in ownership minimum	50.00%
Net operating loss carryforwards testing period	3 years